Share-based Compensation (Details 4) shares in Thousands	12 Months Ended
Dec. 31, 2017 shares
2009 RSU Plan
Share based Compensation
Number Outstanding/ Exercisable	86,833
Weighted Average Remaining Contractual Life	2 years 9 months 7 days
Performance-based settled in stock
Share based Compensation
Number Outstanding/ Exercisable	10,057
Weighted Average Remaining Contractual Life	1 year 10 months 6 days
Time-based-settled in stock/cash
Share based Compensation
Number Outstanding/ Exercisable	66,309
Weighted Average Remaining Contractual Life	2 years 11 months 9 days
Time-based-settled in stock
Share based Compensation
Number Outstanding/ Exercisable	10,467
Weighted Average Remaining Contractual Life	2 years 6 months 29 days